Business Combinations and Private Placement - Summary of Weighted Average Assumptions of Options (Details) - Edgewater	12 Months Ended
Mar. 31, 2019 Year $ / shares
Disclosure Of Business Combinations [Line Items]
Share price	$ 4.94
Expected volatility	30.00%
Bottom of range [member]
Disclosure Of Business Combinations [Line Items]
Exercise price	$ 3.52
Risk-free interest rate	1.72%
Expected option life (years) | Year	0.04
Top of Range
Disclosure Of Business Combinations [Line Items]
Exercise price	$ 7.61
Risk-free interest rate	2.37%
Expected option life (years) | Year	3.19